Segment Information (Tables)	12 Months Ended
Sep. 30, 2025
Disclosure of operating segments [abstract]
Schedule of Operating Segments

Assets and liabilities are neither reported nor reviewed by the CODM at the operating segment level.

Transfer prices between reportable segments are on an arm's length basis in a manner similar to transactions with third parties.

	Year ended September 30, 2025
	Americas	EMEA	APAC	Total
Revenue*	1,085,672	785,230	221,828	2,092,730
Cost of sales	(452,646)	(307,918)	(95,263)	(855,827)
Reportable Segments Adjusted EBITDA	358,934	272,985	69,612	701,531
Corporate/Other Adjusted EBITDA				(34,541)
Foreign exchange loss				(1,953)
Secondary offering related costs				(1,695)
Acquisition-related transaction costs				(259)
EBITDA				663,083
Depreciation and amortization				(113,539)
Finance cost, net				(79,564)
Profit before tax				469,980

	Year ended September 30, 2024
	Americas	EMEA	APAC	Total Reportable Segments
Revenue*	943,710	687,891	168,807	1,800,408
Cost of sales	(388,860)	(279,557)	(75,084)	(743,501)
Reportable Segments Adjusted EBITDA	301,266	230,840	53,198	585,304
Corporate/Other Adjusted EBITDA				(30,349)
Foreign exchange loss				(19,641)
IPO-related costs				(7,460)
Share-based compensation expenses				(3,591)
Secondary offering related costs				(1,890)
EBITDA				522,373
Depreciation and amortization				(101,291)
Finance cost, net				(127,300)
Profit before tax				293,782

	Year ended September 30, 2023
	Americas	EMEA	APAC	Total Reportable Segments
Revenue*	804,690	561,805	120,126	1,486,621
Cost of sales	(273,278)	(234,196)	(56,043)	(563,517)
Reportable Segments Adjusted EBITDA	291,712	175,526	36,369	503,607
Corporate/Other Adjusted EBITDA				(20,901)
Foreign exchange loss				(36,056)
IPO-related costs				(30,603)
Share-based compensation expenses				(65,393)
Other				(6,553)
EBITDA				344,101
Depreciation and amortization				(83,413)
Finance cost, net				(107,036)
Profit before tax				153,652

*The remainder of the Company's revenue relates to "Other", the Company's non-core activities. See Note 22 – Revenue from contracts with customers.

Schedule of Geographical Locations

The Company determines the geographic location of revenue based on the location of its customers.

	Year ended September 30,
	2025	2024	2023
Revenue:
Germany	206,732	192,991	194,884
United States	962,284	830,094	712,069
Rest of world	928,413	781,605	584,958
Total revenue	2,097,429	1,804,690	1,491,911

Schedule of Non-current Assets By Geographical Location Schedule of Non-current Assets By Geographical Location

The following table presents the carrying amount of the Company’s non-current assets by geographic location.

	September 30, 2025	September 30, 2024
Non-current assets
Germany	1,844,890	1,836,281
United States	1,432,566	1,526,573
Rest of world	354,949	326,079
Allocated non-current assets	3,632,405	3,688,933
Other non-current financial assets (unallocated)	22,796	32,609
Deferred tax assets (unallocated)	11,556	117
Total non-current assets	3,666,757	3,721,659